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                                                       Deutsche Asset Management



Cash Management Investment, Treasury Money Investment, Money Market Investment, Cash Management Institutional, Cash Reserves Institutional, Treasury Money Institutional and Liquid Assets Institutional

Supplement dated January 24, 2001 to Prospectus dated April 30, 2000

The following supplements the `Principal Investments' section in each Fund's prospectus:

The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

              Please Retain This Supplement for Future Reference

SUPPMONEY (1/01)

BT Investment Funds
BT Pyramid Mutual Funds
BT Institutional Funds


CUSIPs:
055922108                 055924104                055924864
055922405                 055924872
055847206                 055924203


                                                         A Member of the
                                                         Deutsche Bank Group [/]